FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.   FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability of the US dollar amount of expected future foreign currency expenditures arising from changes in currency exchange rates. Hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures.

  As at June 30, 2013, the Company had outstanding foreign exchange zero cost collars with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. At June 30, 2013, the zero cost collars hedged $120.0 million of 2013 expenditures and the Company recognized a mark-to-market loss of $1.8 million in accumulated other comprehensive loss ("AOCL").

  Amounts deferred in AOCL are reclassified to the production costs line item on the interim unaudited consolidated statements of income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2013 and 2012 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period end such that no derivatives were outstanding on June 30, 2013 or June 30, 2012. Call option premiums were recognized in the loss (gain) on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss).

  Commodity Price Risk Management

  The Company uses intra-quarter zinc and copper derivative financial instruments associated with the timing of sales of the related products during 2013 and 2012 that were recognized in the loss (gain) on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss). There were no zinc intra-quarter derivative financial instruments outstanding at June 30, 2013 or December 31, 2012 and there were no intra-quarter copper derivative financial instruments purchased or outstanding during the three and six months ended June 30, 2013.

  To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instrument contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts expiring in 2013 and totaling 0.5 million gallons of heating oil were entered into at an average price of $2.45 per gallon, which is approximately 3.0% of the Meadowbank mine's expected 2013 diesel fuel operating costs. The contracts expiring in 2013 did qualify for hedge accounting and the related market-to-market gain as at June 30, 2013 was recognized in AOCL. No heating oil financial contracts expired during the three or six months ended June 30, 2013. Amounts deferred in AOCL are reclassified to the production costs line item of the interim unaudited consolidated statements of income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the fair value of derivative financial instruments line item of the interim unaudited consolidated balance sheets.

  The following table summarizes the changes in AOCL balances recorded in the interim unaudited consolidated financial statements pertaining to derivative financial instruments:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Accumulated other comprehensive (loss) income, beginning of period	$(169)	$2,360	$(260)	$(4,404)
Other comprehensive (loss) income — foreign exchange derivative financial instruments	(1,846)	(5,192)	(1,765)	2,082
Other comprehensive (loss) income — heating oil derivative financial instruments	(86)	46	(86)	46
Other comprehensive loss — other derivative financial instruments	—	(394)	—	(394)
Reclassification to the interim unaudited consolidated statements of income (loss)	10	527	20	17

Accumulated other comprehensive loss, end of period	$(2,091)	$(2,653)	$(2,091)	$(2,653)

  The following table summarizes the amounts recognized in the loss (gain) on derivative financial instruments line item of the interim unaudited consolidated statements of income (loss):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Premiums realized on written foreign exchange call options	$789	$608	$1,473	$1,027
Mark-to-market loss on derivative equity contracts	(2,725)	—	(427)	—
Realized gain on zinc derivative financial instruments	—	—	—	476
Loss on heating oil derivative financial instruments and other	—	(4,929)	—	(4,929)

(Loss) gain on derivative financial instruments	$(1,936)	$(4,321)	$1,046	$(3,426)